Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Other Borrowings [Abstract]
Assets pledged as collateral with FRB

	2013	2012
Commercial loans	$19,591	$9,352
Commercial real estate loans	28,721	16,700
	$48,312	$26,052